Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [Abstract]
Summary of recoverable taxes

	2023	2022

Income tax recoverable	3,846	5,259
Other recoverable taxes	168	413
Recoverable Taxes	4,014	5,672